Provisions (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of other provisions [abstract]
Summary of provision

	Chargebacks and rebates	Returns	Other	Total

Balance as at November 30, 2019	$2,182	$247	$55	$2,484

Provisions made	10,314	948	2,973	14,235

Provisions used	(10,818)	(935)	(3,019)	(14,772)

Balance as at November 30, 2020	$1,678	$260	$9	$1,947

Provisions made	10,655	1,074	-	11,729

Provisions used	(8,570)	(924)	(9)	(9,503)
Effect of change in exchange rate	(50)	-	-	(50)

Balance as at November 30, 2021	$3,713	$410	$-	$4,123